UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Income Opportunities Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 32	0.64%
Key Fund Statistics
Fund net assets	$ 145,397,973
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used.
When
a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 45	0.89%
Key Fund Statistics
Fund net assets	$ 145,397,973
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency
, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 38	0.76%
Key Fund Statistics
Fund net assets	$ 145,397,973
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Income Opportunities Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	55
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		60
Total Communication Services		60
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	24,669
Total Consumer Discretionary		24,669
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	6,960
Total Industrials		6,960
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		31,689

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	1,273,608	1,162,172
Total Convertible Bonds (Cost $1,138,718)			1,162,172

Corporate Bonds & Notes 91.6%

Aerospace & Defense 1.9%
Bombardier, Inc.(d)
04/15/2027	7.875%	113,000	113,354
Moog, Inc.(d)
12/15/2027	4.250%	447,000	423,851
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	231,000	248,742
11/15/2030	9.750%	186,000	205,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	357,000	361,727
03/01/2029	6.375%	752,000	756,658
03/01/2032	6.625%	652,000	659,540
Total			2,769,013
Airlines 2.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,019,737	1,011,162
04/20/2029	5.750%	894,138	871,306
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	576,631	548,564
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	593,384	594,694
Total			3,025,726
Automotive 2.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	89,000	88,789
04/01/2027	6.500%	50,000	49,894
Clarios Global LP(d)
05/15/2025	6.750%	279,000	279,156
Ford Motor Credit Co. LLC
11/01/2024	4.063%	178,000	177,120
06/16/2025	5.125%	512,000	508,195
11/13/2025	3.375%	734,000	710,350
08/17/2027	4.125%	307,000	291,789
11/04/2027	7.350%	263,000	274,196
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	85,000	82,373
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	358,759
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	299,811
05/15/2027	8.500%	344,000	346,101
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	193,000	199,679
04/23/2032	6.875%	352,000	363,948
Total			4,030,160
Banking 0.1%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	201,000	199,867
Brokerage/Asset Managers/Exchanges 0.7%
AG Issuer LLC(d)
03/01/2028	6.250%	30,000	29,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	549,000	568,711
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	335,000	364,688
Total			962,729
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	393,369
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	500,277
08/01/2030	6.500%	175,000	176,382
Interface, Inc.(d)
12/01/2028	5.500%	134,000	126,739
Masterbrand, Inc.(d)
07/15/2032	7.000%	79,000	79,883
Summit Materials LLC /Finance Corp.(d)
01/15/2031	7.250%	266,000	275,457
Total			1,552,107
Cable and Satellite 4.6%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	755,311
06/01/2029	5.375%	243,000	221,040
03/01/2030	4.750%	1,140,000	987,424
08/15/2030	4.500%	370,000	312,877
02/01/2031	4.250%	178,000	145,287
02/01/2032	4.750%	419,000	343,127
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	175,000	141,131
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	95,000	72,062
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	318,096
07/15/2028	4.000%	435,000	392,991
07/01/2030	4.125%	539,000	460,436
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	337,693
Virgin Media Finance PLC(d)
07/15/2030	5.000%	420,000	345,907
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	157,160
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	665,433
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	1,014,833
Total			6,670,808
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 4.3%
Ashland LLC(d)
09/01/2031	3.375%	310,000	261,282
Avient Corp.(d)
08/01/2030	7.125%	159,000	161,817
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	240,000	249,743
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	512,109
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	321,382
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	495,730
HB Fuller Co.
10/15/2028	4.250%	398,000	375,245
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	356,722
INEOS Finance PLC(d)
04/15/2029	7.500%	439,000	443,879
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	314,000	333,195
Ingevity Corp.(d)
11/01/2028	3.875%	402,000	365,171
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	232,000	198,189
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	265,000	240,851
11/15/2028	9.750%	591,000	626,071
06/15/2031	7.250%	307,000	305,307
SPCM SA(d)
03/15/2027	3.125%	35,000	32,217
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	619,767
08/15/2029	5.625%	347,000	319,048
03/01/2031	7.375%	92,000	93,164
Total			6,310,889
Construction Machinery 1.5%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,085,000	978,704
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	598,252
06/15/2029	6.625%	246,000	249,484
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	78,000	79,476
03/15/2031	7.750%	292,000	305,270
Total			2,211,186
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.5%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	268,335
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	543,393
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	208,029
02/15/2029	5.625%	211,000	202,749
Uber Technologies, Inc.(d)
08/15/2029	4.500%	1,075,000	1,024,293
Total			2,246,799
Consumer Products 0.8%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	699,000	694,809
Newell Brands, Inc.
09/15/2027	6.375%	118,000	116,316
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	290,000	250,113
02/01/2032	4.375%	95,000	81,804
Total			1,143,042
Diversified Manufacturing 2.4%
Chart Industries, Inc.(d)
01/01/2030	7.500%	199,000	205,963
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	514,000	518,415
EMRLD Borrower LP/Co-Issuer, Inc.(d),(f)
07/15/2031	6.750%	205,000	207,580
Esab Corp.(d)
04/15/2029	6.250%	157,000	158,005
Gates Corp. (The)(d)
07/01/2029	6.875%	163,000	165,947
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	274,251
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	281,251
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	273,404
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	787,706
03/15/2029	6.375%	287,000	288,148
03/15/2032	6.625%	369,000	373,150
Total			3,533,820
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 5.1%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	920,084
02/15/2031	3.750%	1,059,000	924,993
01/15/2032	3.750%	552,000	469,673
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	167,000	149,549
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	82,000	78,031
09/15/2027	4.500%	464,000	438,267
01/15/2029	7.250%	240,000	246,224
NRG Energy, Inc.(d)
06/15/2029	5.250%	709,000	681,159
02/15/2031	3.625%	583,000	500,187
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	178,680
PG&E Corp.
07/01/2028	5.000%	141,000	135,779
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	540,837
01/15/2030	4.750%	704,000	642,045
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	575,197
07/31/2027	5.000%	154,000	149,002
10/15/2031	7.750%	566,000	589,548
04/15/2032	6.875%	188,000	190,857
Total			7,410,112
Environmental 0.9%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,128
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	380,203
01/15/2031	6.750%	215,000	219,611
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	683,000	672,662
Total			1,328,604
Finance Companies 3.3%
GGAM Finance Ltd.(d)
04/15/2029	6.875%	231,000	235,086
Navient Corp.
06/25/2025	6.750%	490,000	489,812
03/15/2031	11.500%	242,000	266,470
OneMain Finance Corp.
01/15/2029	9.000%	209,000	220,418
03/15/2030	7.875%	281,000	289,640
09/15/2030	4.000%	301,000	258,288
05/15/2031	7.500%	250,000	253,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,121,000	1,088,746
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	345,272
03/01/2031	3.875%	90,000	78,432
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,267,000	1,067,884
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	30,952
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	149,000	145,499
04/15/2029	5.500%	98,000	93,071
Total			4,862,659
Food and Beverage 2.3%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	365,541
06/15/2030	6.000%	270,000	265,392
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	757,000	748,352
Post Holdings, Inc.(d)
02/15/2032	6.250%	858,000	860,185
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	259,568
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	573,000	504,860
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	186,149
01/15/2032	7.250%	169,000	175,437
Total			3,365,484
Gaming 3.0%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	113,000	102,286
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	569,000	581,421
02/15/2032	6.500%	566,000	568,761
Churchill Downs, Inc.(d)
05/01/2031	6.750%	172,000	173,221
International Game Technology PLC(d)
02/15/2025	6.500%	627,000	627,765
04/15/2026	4.125%	200,000	194,624
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	77,000	79,661
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	512,491
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	150,000	144,757
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	487,000	474,733
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	350,773
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	549,157
Total			4,359,650
Health Care 7.7%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	74,309
04/15/2029	5.000%	305,000	290,111
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	74,217
11/01/2029	3.875%	736,000	667,757
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	286,000	293,174
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	227,000	222,572
04/01/2030	3.500%	353,000	337,746
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	237,115
03/15/2029	3.750%	143,000	130,710
03/15/2031	4.000%	163,000	145,812
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	185,000	172,133
05/15/2030	5.250%	839,000	692,259
02/15/2031	4.750%	212,000	166,679
01/15/2032	10.875%	159,000	165,683
Concentra Escrow Issuer Corp.(d),(f)
07/15/2032	6.875%	227,000	230,147
DaVita, Inc.(d)
06/01/2030	4.625%	180,000	162,881
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	277,768
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	189,865
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	653,579
05/15/2030	6.500%	146,000	148,229
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	287,000	290,202
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	500,000	460,388
10/01/2029	5.250%	1,060,000	1,010,244
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,038,556
Star Parent, Inc.(d)
10/01/2030	9.000%	616,000	647,390
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	599,000	577,426
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	231,729
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,287,407
11/01/2027	5.125%	304,000	297,486
01/15/2030	4.375%	80,000	74,131
Total			11,247,705
Home Construction 0.4%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	181,555
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	378,414
Total			559,969
Independent Energy 4.6%
Baytex Energy Corp.(d)
04/30/2030	8.500%	307,000	321,074
03/15/2032	7.375%	294,000	298,465
Civitas Resources, Inc.(d)
11/01/2030	8.625%	93,000	99,820
07/01/2031	8.750%	314,000	336,194
CNX Resources Corp.(d)
01/15/2029	6.000%	416,000	407,947
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,019,000	1,004,667
Comstock Resources, Inc.(d)
03/01/2029	6.750%	330,000	317,575
01/15/2030	5.875%	83,000	77,364
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	226,000	224,160
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	622,057
02/01/2029	5.750%	505,000	488,765
11/01/2033	8.375%	198,000	210,972
Matador Resources Co.(d)
04/15/2028	6.875%	183,000	185,841
04/15/2032	6.500%	344,000	344,241
Permian Resources Operating LLC(d)
01/15/2032	7.000%	533,000	547,778
SM Energy Co.
01/15/2027	6.625%	284,000	282,914
07/15/2028	6.500%	144,000	142,875
Southwestern Energy Co.
02/01/2032	4.750%	878,000	806,419
Total			6,719,128
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 3.5%
Boyne USA, Inc.(d)
05/15/2029	4.750%	259,000	242,056
Carnival Corp.(d)
08/01/2028	4.000%	390,000	365,792
08/15/2029	7.000%	277,000	287,147
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	622,000	673,580
Cinemark USA, Inc.(d)
03/15/2026	5.875%	451,000	446,190
07/15/2028	5.250%	198,000	189,163
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	158,162
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	230,988
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	78,000	75,489
08/31/2026	5.500%	74,000	73,085
01/15/2029	9.250%	80,000	85,432
01/15/2030	7.250%	914,000	946,418
03/15/2032	6.250%	129,000	129,974
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	167,000	169,723
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	398,000	404,430
Vail Resorts, Inc.(d)
05/15/2032	6.500%	212,000	214,557
Viking Cruises Ltd.(d)
07/15/2031	9.125%	317,000	343,094
Total			5,035,280
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	232,000	233,056
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	275,000	287,052
04/01/2030	7.875%	337,000	339,219
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	1,040,242
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	140,305
03/15/2030	4.625%	891,000	802,471
02/15/2031	7.375%	426,000	444,637
Playtika Holding Corp.(d)
03/15/2029	4.250%	248,000	218,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(d)
05/01/2030	3.875%	688,000	611,637
Univision Communications, Inc.(d)
08/15/2028	8.000%	273,000	266,050
06/30/2030	7.375%	254,000	236,954
Total			4,387,032
Metals and Mining 2.5%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	130,000	133,615
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	108,840
10/01/2031	5.125%	488,000	450,450
Constellium SE(d)
04/15/2029	3.750%	1,056,000	958,146
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	271,000
04/01/2029	6.125%	967,000	959,737
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	354,000	313,636
Novelis Corp.(d)
11/15/2026	3.250%	284,000	266,822
08/15/2031	3.875%	143,000	123,851
Total			3,586,097
Midstream 5.7%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	242,000	244,134
CNX Midstream Partners LP(d)
04/15/2030	4.750%	665,000	598,905
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	320,679
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	573,000	590,207
DT Midstream, Inc.(d)
04/15/2032	4.300%	80,000	72,196
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	544,952
04/01/2029	6.375%	162,000	163,601
EQM Midstream Partners LP
07/15/2048	6.500%	155,000	156,321
NuStar Logistics LP
10/01/2025	5.750%	596,000	592,563
06/01/2026	6.000%	755,000	753,589
Sunoco LP(d)
05/01/2029	7.000%	287,000	294,246
05/01/2032	7.250%	270,000	279,146
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	956,971
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	451,951
08/15/2031	4.125%	918,000	824,046
11/01/2033	3.875%	1,228,000	1,048,125
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	171,000	187,276
02/01/2032	9.875%	184,000	200,245
Total			8,279,153
Oil Field Services 1.2%
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	125,000	128,196
Nabors Industries, Inc.(d)
05/15/2027	7.375%	297,000	301,461
01/31/2030	9.125%	131,000	135,789
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	253,000	257,230
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	511,000	527,095
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	376,000	378,643
Total			1,728,414
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	155,000	146,078
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	132,000	133,013
Total			279,091
Other REIT 1.8%
Ladder Capital Finance Holdings LLLP(d),(f)
07/15/2031	7.000%	248,000	249,975
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	252,818
02/01/2027	4.250%	813,000	770,070
06/15/2029	4.750%	343,000	316,829
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	265,384
02/01/2030	7.000%	128,000	129,457
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	91,000	94,144
04/01/2032	6.500%	226,000	225,970
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	184,403
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(d)
11/15/2031	8.625%	170,000	177,247
Total			2,666,297
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	684,000	579,663
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	560,568
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	54,149
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	986,000	966,556
Total			2,160,936
Pharmaceuticals 1.5%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	220,000	205,270
06/01/2028	4.875%	476,000	356,275
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	627,000	540,757
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	190,148
Organon Finance 1 LLC(d)
04/30/2028	4.125%	213,000	197,827
04/30/2031	5.125%	720,000	646,463
Total			2,136,740
Property & Casualty 3.2%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,291,516
04/15/2028	6.750%	580,000	581,219
01/15/2031	7.000%	141,000	142,612
AmWINS Group, Inc.(d)
02/15/2029	6.375%	296,000	297,052
HUB International, Ltd.(d)
06/15/2030	7.250%	1,307,000	1,339,291
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	645,000	645
MGIC Investment Corp.
08/15/2028	5.250%	112,000	109,157
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	494,000	499,637
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
03/15/2027	4.875%	262,000	256,112
05/15/2029	6.200%	105,000	106,054
Total			4,623,325
Railroads 0.3%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	382,000	380,660
Refining 0.2%
HF Sinclair Corp.(d)
04/15/2027	6.375%	360,000	360,880
Restaurants 1.6%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	229,000	229,750
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,723,179
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	347,019
Total			2,299,948
Retailers 1.4%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	102,799
02/15/2032	5.000%	111,000	100,520
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	107,000	110,570
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	120,918
Hanesbrands, Inc.(d)
05/15/2026	4.875%	150,000	146,718
02/15/2031	9.000%	97,000	101,646
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	113,658
10/01/2030	6.625%	398,000	399,355
L Brands, Inc.
06/15/2029	7.500%	80,000	82,536
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	161,000	150,418
Lithia Motors, Inc.(d)
01/15/2031	4.375%	175,000	156,097
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	202,593
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	82,000	76,165
02/15/2029	7.750%	135,000	131,345
Total			1,995,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	225,000	226,095
Technology 9.8%
Block, Inc.
06/01/2031	3.500%	175,000	151,101
Block, Inc.(d)
05/15/2032	6.500%	457,000	463,196
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	233,479
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	488,180
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	145,000	147,224
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	68,000	67,704
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	209,158
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	535,000	518,823
06/30/2032	8.250%	718,000	731,984
Entegris Escrow Corp.(d)
04/15/2029	4.750%	382,000	364,950
06/15/2030	5.950%	430,000	425,686
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	684,000	713,333
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	425,050
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	385,400
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	267,000	271,877
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	156,000	142,544
05/30/2029	9.500%	460,000	468,565
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	397,614
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	260,018
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	508,000	549,383
NCR Corp.(d)
04/15/2029	5.125%	910,000	856,678
10/01/2030	5.250%	26,000	23,787
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	599,000	573,505
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(d)
03/31/2029	6.500%	788,000	756,995
Seagate HDD
12/15/2029	8.250%	170,000	182,325
07/15/2031	8.500%	188,000	202,263
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	264,125
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	257,000	258,806
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	627,793
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	203,000	204,815
Synaptics, Inc.(d)
06/15/2029	4.000%	570,000	516,619
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	376,525
UKG, Inc.(d)
02/01/2031	6.875%	583,000	590,383
Zebra Technologies Corp.(d)
06/01/2032	6.500%	504,000	509,719
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	917,000	827,650
Total			14,187,257
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	290,000	286,769
Wireless 1.4%
SBA Communications Corp.
02/15/2027	3.875%	922,000	878,706
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	364,209
07/15/2031	4.750%	665,000	561,236
04/15/2032	7.750%	274,000	267,300
Total			2,071,451
Wirelines 1.2%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	337,007
03/15/2031	8.625%	416,000	428,562
Iliad Holding SAS(d)
10/15/2026	6.500%	503,000	500,693
10/15/2028	7.000%	453,000	448,988
Total			1,715,250
Total Corporate Bonds & Notes (Cost $136,010,376)			133,148,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(h) 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.2%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	239,000	237,326
11/15/2028	8.500%	571,000	605,524
05/15/2029	4.250%	124,000	109,176
02/15/2030	9.000%	794,000	839,084
Total			1,791,110
Total Foreign Government Obligations (Cost $1,741,109)			1,791,110

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.208%	224,745	212,806
Retailers 0.5%
PetSmart LLC(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	656,792	654,053
Technology 1.4%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	784,875	783,753
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/10/2031	8.576%	1,177,729	1,181,557
Total			1,965,310
Total Senior Loans (Cost $2,838,535)			2,832,169

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(k),(l)	3,788,787	3,787,651
Total Money Market Funds (Cost $3,787,776)		3,787,651
Total Investments in Securities (Cost: $145,848,499)		142,753,317
Other Assets & Liabilities, Net		2,644,656
Net Assets		145,397,973
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $121,187,555, which represents 83.35% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	4,364,478	19,014,889	(19,591,429)	(287)	3,787,651	(260)	99,860	3,788,787
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	55	—	5	60
Consumer Discretionary	24,669	—	—	24,669
Industrials	6,960	—	—	6,960
Utilities	—	—	0 *	0 *
Total Common Stocks	31,684	—	5	31,689
Convertible Bonds	—	1,162,172	—	1,162,172
Corporate Bonds & Notes	—	133,148,526	—	133,148,526
Foreign Government Obligations	—	1,791,110	—	1,791,110
Senior Loans	—	2,832,169	—	2,832,169
Money Market Funds	3,787,651	—	—	3,787,651
Total Investments in Securities	3,819,335	138,933,977	5	142,753,317

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $142,060,723)	$138,965,666
Affiliated issuers (cost $3,787,776)	3,787,651
Cash	659,471
Receivable for:
Investments sold on a delayed delivery basis	998,194
Capital shares sold	9,016
Dividends	15,952
Interest	2,100,717
Foreign tax reclaims	2,572
Expense reimbursement due from Investment Manager	604
Prepaid expenses	2,941
Total assets	146,542,784
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	682,657
Capital shares redeemed	220,525
Management services fees	2,625
Distribution and/or service fees	558
Service fees	10,319
Compensation of chief compliance officer	13
Compensation of board members	1,449
Other expenses	28,696
Deferred compensation of board members	197,969
Total liabilities	1,144,811
Net assets applicable to outstanding capital stock	$145,397,973
Represented by
Paid in capital	146,276,686
Total distributable earnings (loss)	(878,713)
Total - representing net assets applicable to outstanding capital stock	$145,397,973
Class 1
Net assets	$16,690,048
Shares outstanding	2,561,194
Net asset value per share	$6.52
Class 2
Net assets	$34,298,169
Shares outstanding	5,315,522
Net asset value per share	$6.45
Class 3
Net assets	$94,409,756
Shares outstanding	14,386,863
Net asset value per share	$6.56
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$460
Dividends — affiliated issuers	99,860
Interest	4,465,841
Total income	4,566,161
Expenses:
Management services fees	479,812
Distribution and/or service fees
Class 2	42,612
Class 3	59,359
Service fees	49,495
Custodian fees	2,423
Printing and postage fees	14,127
Accounting services fees	15,328
Legal fees	6,349
Compensation of chief compliance officer	13
Compensation of board members	6,251
Deferred compensation of board members	26,140
Other	4,100
Total expenses	706,009
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(138,781)
Total net expenses	567,228
Net investment income	3,998,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,762,246)
Investments — affiliated issuers	(260)
Net realized loss	(2,762,506)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,348,037
Investments — affiliated issuers	(287)
Net change in unrealized appreciation (depreciation)	2,347,750
Net realized and unrealized loss	(414,756)
Net increase in net assets resulting from operations	$3,584,177
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$3,998,933	$7,834,517
Net realized loss	(2,762,506)	(3,359,482)
Net change in unrealized appreciation (depreciation)	2,347,750	11,277,632
Net increase in net assets resulting from operations	3,584,177	15,752,667
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(826,064)
Class 2	—	(1,622,542)
Class 3	—	(4,855,793)
Total distributions to shareholders	—	(7,304,399)
Decrease in net assets from capital stock activity	(6,194,644)	(5,881,832)
Total increase (decrease) in net assets	(2,610,467)	2,566,436
Net assets at beginning of period	148,008,440	145,442,004
Net assets at end of period	$145,397,973	$148,008,440

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	119,968	769,737	153,955	952,187
Distributions reinvested	—	—	137,448	826,064
Shares redeemed	(141,113)	(902,139)	(365,238)	(2,234,878)
Net decrease	(21,145)	(132,402)	(73,835)	(456,627)
Class 2
Shares sold	297,369	1,878,304	567,945	3,451,792
Distributions reinvested	—	—	271,783	1,622,542
Shares redeemed	(438,961)	(2,781,395)	(810,276)	(4,933,649)
Net increase (decrease)	(141,592)	(903,091)	29,452	140,685
Class 3
Shares sold	168,109	1,078,464	249,821	1,555,776
Distributions reinvested	—	—	801,286	4,855,793
Shares redeemed	(967,527)	(6,237,615)	(1,945,915)	(11,977,459)
Net decrease	(799,418)	(5,159,151)	(894,808)	(5,565,890)
Total net decrease	(962,155)	(6,194,644)	(939,191)	(5,881,832)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

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Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$6.35	0.18	(0.01)	0.17	—	—	—
Year Ended 12/31/2023	$6.00	0.34	0.34	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01 (c)	0.34	(0.72)	—	(0.72)
Year Ended 12/31/2020	$7.64	0.35	0.08	0.43	(0.36)	—	(0.36)
Year Ended 12/31/2019	$6.91	0.36	0.76	1.12	(0.39)	—	(0.39)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$6.30	0.17	(0.02)	0.15	—	—	—
Year Ended 12/31/2023	$5.95	0.32	0.34	0.66	(0.31)	—	(0.31)
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01 (c)	0.31	(0.70)	—	(0.70)
Year Ended 12/31/2020	$7.59	0.33	0.08	0.41	(0.34)	—	(0.34)
Year Ended 12/31/2019	$6.87	0.34	0.75	1.09	(0.37)	—	(0.37)
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$6.40	0.18	(0.02)	0.16	—	—	—
Year Ended 12/31/2023	$6.04	0.33	0.35	0.68	(0.32)	—	(0.32)
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02 (c)	0.34	(0.71)	—	(0.71)
Year Ended 12/31/2020	$7.68	0.34	0.08	0.42	(0.35)	—	(0.35)
Year Ended 12/31/2019	$6.95	0.35	0.76	1.11	(0.38)	—	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$6.52	2.68%	0.83%	0.64%	5.64%	21%	$16,690
Year Ended 12/31/2023	$6.35	11.56%	0.80%	0.64%	5.54%	24%	$16,407
Year Ended 12/31/2022	$6.00	(10.01% )	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Year Ended 12/31/2020	$7.71	5.90%	0.73%	0.67%	4.74%	58%	$194,656
Year Ended 12/31/2019	$7.64	16.47%	0.75%	0.69%	4.83%	58%	$178,149
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$6.45	2.38%	1.08%	0.89%	5.39%	21%	$34,298
Year Ended 12/31/2023	$6.30	11.36%	1.05%	0.89%	5.29%	24%	$34,375
Year Ended 12/31/2022	$5.95	(10.22% )	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Year Ended 12/31/2020	$7.66	5.67%	0.98%	0.92%	4.49%	58%	$35,700
Year Ended 12/31/2019	$7.59	16.12%	1.00%	0.94%	4.59%	58%	$37,916
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$6.56	2.50%	0.96%	0.76%	5.52%	21%	$94,410
Year Ended 12/31/2023	$6.40	11.51%	0.93%	0.77%	5.41%	24%	$97,226
Year Ended 12/31/2022	$6.04	(10.21% )	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
Year Ended 12/31/2020	$7.75	5.74%	0.86%	0.80%	4.62%	58%	$132,293
Year Ended 12/31/2019	$7.68	16.23%	0.87%	0.81%	4.72%	58%	$147,395
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.66% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.64
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
145,848,000	1,811,000	(4,906,000)	(3,095,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,344,501)	(5,138,798)	(6,483,299)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $29,562,034 and $32,097,666, respectively, for the six months ended June 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 88.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7011_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024